CAPITAL STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
CAPITAL STOCK

11. CAPITAL STOCK

Common Shares

As of March 31, 2021, the Company’s amended and restated articles provided for an unlimited number of voting common shares without par value and an unlimited number of non-voting common shares without par value.

Preferred Shares

As of March 31, 2021, the Company’s amended and restated certificate of incorporation provided for an unlimited number of preferred shares without par value. As of March 31, 2021, the Company had no preferred shares issued and outstanding.

Business Combination

In connection with the Business Combination, the consolidated statement of shareholders’ equity has been retroactively restated to reflect the number of shares received in the Business Combination. The consolidated statement of shareholders’ equity as of December 31, 2020 reflects the following transactions consummated in connection with the Business Combination in regards to outstanding instruments of Clever Leaves: (i) the conversion of the Series E Convertible Debentures to 984,567 of the Company’s common shares, (ii) the conversion of the redeemable non-controlling interest of Eagle Canada, a former subsidiary of the Company, to 1,562,339 of the Company’s common shares, adjusted to reflect the secondary sale of 287,564 of the Company’s common shares, (iii) the automatic conversion, on a one-for-one basis, of Clever Leaves’ Class C convertible preferred shares to 1,456,439 of the Company’s common shares triggered by the consummation of the Business Combination, (iv) the automatic conversion, at the liquidation preference of 1.4x and conversion price per share of $3.288, of Class D Preferred Shares to 3,571,591 of the Company’s common shares triggered by the consummation of the Business Combination (a Class D Liquidation Event), (v) the exercise of the warrants held by Neem Holdings, LLC for 300,000 of the Company’s common shares, and (vi) the recapitalization of 1,168,421 shares and 8,486,300 shares of outstanding SAMA founders stock and SAMA common stock, respectively, to 9,654,721 of the Company’s common shares.

In addition, SAMA founders received 1,140,423 common shares in exchange for their SAMA common stock as earnout shares. Under the terms these shares would be released from escrow as follows: (i) shares constituting 50% of the common shares reserve will be released to the Sponsor if the closing price of the Company’s common shares on Nasdaq equals or exceeds $12.50 per share (as adjusted for shares splits, reverse splits, stock dividends, reorganizations, recapitalizations) for any 20 trading days within any consecutive 30 trading day period on or before the second anniversary of the Closing, and (ii) shares constituting the remaining 50% of the common shares reserve will be released to the Sponsor if the closing price of the Company’s common shares on Nasdaq equals or exceeds $15.00 per share (as adjusted for stock splits, reverse splits, stock dividends, reorganizations, recapitalizations) for any 20 trading days within any consecutive 30 trading day period on or before the fourth anniversary of the Closing. As of December 31, 2020, the shares were legally outstanding, however since none of the performance condition were met, no shares were included in the Company’s statement of shareholders equity. During the three months ended March 31, 2021, the condition for the first 50% of the share reserve was met and therefore 570,212 share are included in the Company’s statement of shareholders equity.

Warrants

As of March 31, 2021, excluding the Rock Cliff warrants, the Company had outstanding 12,877,360 of its public warrants classified as a component of equity and 4,900,000 of its private warrants recognized as liability. Each warrant entitles the holder to purchase one common share at an exercise price of $11.50 per share commencing 30 days after the closing of the Business Combination and will expire on December 18, 2025, at 5:00 p.m., New York City time, or earlier upon redemption. Once the warrants are exercisable, the Company may redeem the outstanding public warrants at a price of $0.01 per warrant if the last reported sales price of the Company’s common shares equals or exceeds $18.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30 trading day period ending on the third trading day prior to the date on which the Company will send the notice of redemption to the warrant holders. The private warrants were issued in the same form as the public warrants but they (i) are not redeemable by the Company and (ii) may be exercised for cash or on a cashless basis at the holder’s option, in either case as long as they are held by the initial purchasers or their permitted transferees (as defined in the warrant agreement). Once a private warrant is transferred to a holder other than an affiliate or permitted transferee, it is treated as a public warrant for all purposes. The terms of the warrants may be amended in a manner that may be adverse to holders with the approval of the holders of at least a majority 50.1% of the then outstanding warrants.

As of March 31, 2021, the Company received total proceeds of $1,410 from the exercise of 122,640 of its public warrants by their holders.

The private warrants are recorded as liabilities, with the offset to additional paid-in capital, and measured at fair value at inception and at each reporting period in accordance with ASC 820, Fair Value Measurement, with changes in fair value recognized in the statement of operations and comprehensive loss in the period of change. As at March 31, 2021, the Company performed a valuation of the private warrants and as a result recorded a loss on remeasurement of approximately $4,851 in its statement of operations and comprehensive loss.

The Company determined the fair value of its private warrants using the Monte Carlo simulation model. The following assumptions were used to determine the fair value of the Private Warrants at March 31, 2021:

March 31, 2021
Risk-free interest rate	1.00%
Expected volatility	60%
Share price	$10.29
Exercise price	$11.50
Expiration date	December 18, 2025

•        The risk-free interest rate assumptions are was based on U.S. dollar zero curve derived from swap rates at the valuation date, with a term to maturity matching the remaining term of warrants.

•        The expected volatility assumptions are based on average of historical volatility based on comparable industry volatilities and implied volatility of public warrants.

Series D Convertible Notes due March 2022

In connection with the issuance of the 2022 Convertible Notes, Clever Leaves issued 9,509 warrants to acquire Clever Leaves common shares to one of the noteholders. The warrants vest when the 2022 Convertible Note issued to the warrantholder is converted into shares and expire on March 30, 2023. The warrants will be cancelled if the 2022 Convertible Note issued to the warrantholder is repaid.

Herbal Brands Acquisition

In April 2019, the Company issued the Rock Cliff Warrants to purchase 193,402 Clever Leaves Class C convertible preferred shares on a 1:1 basis, at a strike price of $8.79 per share. The fair value of the Rock Cliff Warrants was $717. The warrants can be exercised in part or in whole at any time prior to the expiration date of May 3, 2021, and are not assignable, transferable, or negotiable.

In August 2020 and in connection with the Company’s modification to the Herbal Brands Loan, the Company extended the expiration date of the Rock Cliff Warrants to May 3, 2023. Following the closing of the Business Combination and pursuant to the terms, the holder of the Rock Cliff Warrants can purchase 63,597 of the Company’s common shares at a strike price of $26.73 per share.

13. CAPITAL STOCK

Common Shares

As of December 31, 2020, the Company’s amended and restated articles provided for an unlimited number of voting common shares without par value and an unlimited number of non-voting common shares without par value.

Preferred Shares

As of December 31, 2020, the Company’s amended and restated certificate of incorporation provided for an unlimited number of preferred shares without par value. As of December 31, 2020, the Company had no preferred shares issued and outstanding.

In April 2020 and in connection with the initial closing of the Series E fundraising, Clever Leaves issued 1,308,733 Class D convertible preferred shares (“Class D Preferred Shares”) (2,015,449 shares of Holdco common share on an as-converted, post-Exchange Rate basis) at a price of $11.00 per share, resulting in gross proceeds to the Company of $14,396. In connection with the Series E fundraising, the Company granted an investor a right to cause the Company to purchase up to 711,035 Clever Leaves’ Class C convertible preferred shares (the “Put Right”) (233,788 Holdco common shares on an as-converted, post-Exchange Rate basis) of the investor’s previously purchased at the investor’s original purchase price of $8.79 per share.

In April 2020, the investor exercised the Put Right in full and the Company paid the investor $6,250 in exchange for the Company’s purchase and cancellation of 711,035 Class C convertible preferred shares (233,788 Holdco common shares on an as-converted, post-Exchange Rate basis). The initial closing of the Series E fundraising and the exercise of the investor’s Put Right resulted in net proceeds to the Company of $7,771, inclusive of Class D Preferred Shares issuance costs of approximately $375.

In July 2020 and in connection with a subsequent closing of the Series E fundraising, the Company issued 363,636 Class D Preferred Shares (559,999 Holdco common shares on an as-converted, post-Exchange Rate basis) at a price of $11.00 per share, resulting in gross proceeds to the Company of $4,000. As part of the July 2020 portion of the Series E fundraising, three investors, in aggregate, exchanged 848,363 Clever Leaves’ Class C convertible preferred shares (278,942 Holdco common shares on an as-converted, post-Exchange Rate basis) for 646,846 Class D Preferred Shares (996,143 Holdco common shares on an as-converted, post-Exchange Rate basis). Issuance costs associated with the subsequent closing of Class D Preferred Shares were immaterial.

Class D Preferred Shares vote together with the Clever Leaves common shares, and are not considered a separate class for voting purposes, except as required by law or in cases of dissolution, liquidation, windup or bankruptcy proceedings which require the consent of a majority of the shareholders of Class D Preferred Shares. The Class D Preferred Shares carries a liquidation preference (the “Class D Liquidation Preference”) of 1.4 times the original issue price of $11.00 for the one-year period following the original issue date, increasing by 0.02 times quarterly to a maximum of 1.75 times the original issue price, in each case subject to anti-dilution adjustments. The Class D Liquidation Preference is payable on a liquidation or merger with, reverse takeover of, or other business combination with, a public company, provided that such transaction does not provide for the conversion of Class D Preferred Shares into Clever Leaves common shares, or certain other deemed liquidation events (the “Class D Liquidation Event”). The Class D Preferred Shares are not redeemable but are convertible at any time, at the option of the holders, into Clever Leaves common shares on a 1:1 basis, subject to anti-dilution adjustments. Automatic conversion into Clever Leaves common shares shall occur at the applicable conversion price which takes into account the Class D Liquidation Preference in the event of (1) the holders of at least a majority of the outstanding Class D Preferred Shares consenting to such conversion, (2) an initial public offering or direct listing of Clever Leaves common shares on Nasdaq, NYSE or TSX, or (3) completion of a merger with, reverse takeover of or other business combination with a public company, provided that such transaction provides for the conversion of Class D Preferred Shares into Clever Leaves common shares (otherwise such transaction will trigger the payment of the Class D Liquidation Preference).

The Business Combination qualified as an automatic conversion and the Class D Preferred Shares were converted into 3,571,591 Holdco common shares in accordance with the terms of the agreement. As a result of this conversion, the Company recognized approximately $10,219 of non-cash accretion expense in additional paid-in capital related to the difference between the fair value and the carrying value of the Class D Preferred Shares.

Business Combination

In connection with the Business Combination, the consolidated statement of shareholders’ equity has been retroactively restated to reflect the number of shares received in the Business Combination. The consolidated statement of shareholders’ equity as of December 31, 2020 reflects the following transactions consummated in connection with the Business Combination in regards to outstanding instruments of Clever Leaves: (i) the conversion of the Series E Convertible Debentures to 984,567 of the Company’s common shares, (ii) the conversion of the redeemable non-controlling interest of Eagle Canada (see Note 8.) to 1,562,339 of the Company’s common shares, adjusted to reflect the secondary sale of 287,564 of the Company’s common shares, (iii) the automatic conversion, on a one-for-one basis, of Clever Leaves’ Class C convertible preferred shares to 1,456,439 of the Company’s common shares triggered by the consummation of the Business Combination, (iv) the automatic conversion, at the liquidation preference of 1.4x and conversion price per share of $3.288, of Class D Preferred Shares to 3,571,591 of the Company’s common shares triggered by the consummation of the Business Combination (a Class D Liquidation Event), (v) the exercise of the Neem Holdings Warrants for 300,000 of the Company’s common shares, and (vi) the recapitalization of 1,168,421 shares and 8,486,300 shares of outstanding SAMA founders stock and SAMA common stock, respectively, to 9,654,721 of the Company’s common shares.

In addition, SAMA founders received 1,140,423 common shares in exchange for their SAMA common stock as earnout shares. Under the terms these shares would be released from escrow as follows: (i) shares constituting 50% of the common shares reserve will be released to the Sponsor if the closing price of the Company’s common shares on Nasdaq equals or exceeds $12.50 per share (as adjusted for shares splits, reverse splits, stock dividends, reorganizations, recapitalizations) for any 20 trading days within any consecutive 30 trading day period on or before the second anniversary of the Closing, and (ii) shares constituting the remaining 50% of the common shares reserve will be released to the Sponsor if the closing price of the Company’s common shares on Nasdaq equals or exceeds $15.00 per share (as adjusted for stock splits, reverse splits, stock dividends, reorganizations, recapitalizations) for any 20 trading days within any consecutive 30 trading day period on or before the fourth anniversary of the Closing. As of December 31, 2020, the shares were legally outstanding, however since none of the performance condition were met, no shares have been in the Company’s statement of shareholders equity. During the 1st quarter of 2021, condition for the first 50% of the share reserve was met.

Warrants

As of December 31, 2020, excluding the Neem Holdings Warrants, the Company had 17,900,000 warrants to acquire common shares issued and outstanding. Each warrant entitles the holder to purchase one common share at an exercise price of $11.50 per share commencing 30 days after the closing of the Business Combination and will expire on December 18, 2025, at 5:00 p.m., New York City time, or earlier upon redemption. Once the warrants are exercisable, the Company may redeem the outstanding public warrants at a price of $0.01 per warrant if the last reported sales price of the Company’s common shares equals or exceeds $18.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30 trading day period ending on the third trading day prior to the date on which the Company will send the notice of redemption to the warrant holders. The terms of the warrants may be amended in a manner that may be adverse to holders with the approval of the holders of at least a majority 50.1% of the then outstanding warrants.

Following the SEC statement in April 2021, the Company determined that the private warrants should be classified as a liability. Refer to Note 3. for more information and the impact on the Company’s financial statements.

As of Mar 26th, 2021, the Company received a total proceeds of $1,410 from the exercise of 122,640 of its warrants by their holders.

Herbal Brands Acquisition

In April 2019, the Company issued the Rock Cliff Warrants to purchase 193,402 Clever Leaves Class C convertible preferred shares on a 1:1 basis, at a strike price of $8.79 per share. The fair value of the Rock Cliff Warrants was $717. The warrants can be exercised in part or in whole at any time prior to the expiration date of May 3, 2021, and are not assignable, transferable, or negotiable.

In August 2020 and in connection with the Company’s modification to the Herbal Brands Loan, the Company extended the expiration date of the Rock Cliff Warrants to May 3, 2023. Refer to Note 8. and 12. for more information. Following the closing of the Business Combination and pursuant to the terms, the holder of the Rock Cliff Warrants can purchase 63,597 of the Company’s common shares at a strike price of $26.73 per share.

Neem Holdings Warrants

In November 2020, Clever Leaves issued to Neem Holdings Warrants to purchase the number of Clever Leaves common shares that would entitle Neem Holdings to receive 300,000 Holdco common shares. Warrants were exercisable for all, but not less than all, of the Warrant Shares and expire at the earlier of (i) the date and time that the Business Combination Agreement is terminated in accordance with its terms; and (ii) the Closing Date. Following the successful closing of the Business Combination Agreement, Neem Holdings exercised their right and as a result the Company issued 300,000 Holdco common shares for an aggregate purchase price of $3. Refer to Note 12. for more information on the Neem Holdings Convertible Note.